Note 17 - Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2021	2020	2019
Income taxes and other taxes paid	$-	$3,436	$7,560
Interest paid	$2,270	$14,530	$2,955
Interest received	$-	$35,485	$-